SCHEDULE OF UNAUDITED PROFORMA INFORMATION (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Combination and Asset Acquisition [Abstract]
Revenues	$ 885,671
Revenues	$ (64,529)